UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA			91203
(Address of principal executive offices)			(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1.                                                         Schedule of Investments (filed herewith).

Pacific Advisors Government Securities Fund
Schedule of Investments (Unaudited)
as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			1.87
HOTELS, RESTAURANTS & LEISURE
400	MCDONALD’S CORP.	39,876
		39,876	1.87

CONSUMER STAPLES			4.32
FOOD & STAPLES RETAILING
1,250	SAFEWAY INC.	32,938
		32,938	1.55

FOOD PRODUCTS
700	GENERAL MILLS INC.	34,517
		34,517	1.62

HOUSEHOLD PRODUCTS
250	KIMBERLY-CLARK CORP.	24,495
		24,495	1.15

ENERGY			1.40
OIL, GAS & CONSUMABLE FUELS
250	CHEVRON CORP.	29,705
		29,705	1.40

HEALTH CARE			1.57
PHARMACEUTICALS
300	ELI LILLY & CO.	17,037
200	JOHNSON & JOHNSON	16,306
		33,343	1.57

INDUSTRIALS			0.90
INDUSTRIAL CONGLOMERATES
180	3M COMPANY	19,136
		19,136	0.90

INFORMATION TECHNOLOGY			1.68
SOFTWARE
1,250	MICROSOFT CORP.	35,763
		35,763	1.68

TELECOMMUNICATION SERVICES			1.72
DIVERSIFIED TELECOM. SERVICES
1,000	AT&T INC.	36,690
		36,690	1.72

UTILITIES			4.70
ELECTRIC UTILITIES
1,000	PPL CORP.	31,310
750	SOUTHERN CO.	35,190
		66,500	3.12

MULTI-UTILITIES
550	CONSOLIDATED EDISON INC.	33,567
		33,567	1.58

TOTAL COMMON STOCK (Cost: $284,829)		386,528	18.16

US GOVT SECURITIES
US GOVERNMENT AGENCY			81.71
US GOVERNMENT AGENCY
300,000	FEDERAL HOME LN MTG CORP. 2.25% 01/23/17	305,230
600,000	FEDERAL HOME LN MTG CORP. 3.00% 08/08/19	605,672
200,000	FEDERAL HOME LOAN BANK 1.00% 02/21/19 STEP	201,004
200,000	FEDERAL HOME LOAN BANK 2.00% 02/16/21 STEP	201,253
100,000	FEDERAL HOME LOAN BANK 1.00% 08/08/22 STEP	100,094
50,000	FEDERAL NATL MTG ASSOC. 0.50% 09/25/15	50,060
50,000	FEDERAL NATL MTG ASSOC. 2.00% 08/19/16	50,325
125,000	FEDERAL NATL MTG ASSOC. 0.50% 12/27/16 STEP	125,112
100,000	FEDERAL NATL MTG ASSOC. 1.00% 05/24/27 STEP	100,114
		1,738,865	81.71

TOTAL US GOVT SECURITIES (Cost: $1,737,868)		1,738,865	81.71

TOTAL INVESTMENT IN SECURITIES (Cost: $2,022,697)		2,125,393	99.87

OTHER ASSETS LESS LIABILITIES		2,736	0.13

TOTAL NET ASSETS		2,128,129	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Income and Equity Fund

Schedule of Investments (Unaudited)

as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			6.67
DISTRIBUTORS
2,000	GENUINE PARTS CO.	156,000
		156,000	1.65

HOTELS, RESTAURANTS & LEISURE
1,750	MCDONALD’S CORP.	174,458
		174,458	1.85

LEISURE EQUIPMENT & PRODUCTS
3,500	MATTEL INC.	153,265
		153,265	1.62

MEDIA
2,500	OMNICOM GROUP INC.	147,250
		147,250	1.56

CONSUMER STAPLES			8.15
BEVERAGES
4,250	COCA-COLA CO.	171,870
		171,870	1.82

FOOD & STAPLES RETAILING
4,600	SYSCO CORP.	161,782
2,300	WAL-MART STORES INC.	172,109
		333,891	3.53

HOUSEHOLD PRODUCTS
2,100	PROCTER & GAMBLE CO.	161,826
		161,826	1.71

TOBACCO
3,000	ALTRIA GROUP INC.	103,170
		103,170	1.09

ENERGY			1.75
OIL, GAS & CONSUMABLE FUELS
2,750	CONOCOPHILLIPS	165,275
		165,275	1.75

HEALTH CARE			5.70
PHARMACEUTICALS
1,900	ABBOTT LABORATORIES	67,108
3,500	ABBVIE INC.	142,730
2,000	JOHNSON & JOHNSON	163,060
5,750	PFIZER INC.	165,945
		538,843	5.70

INDUSTRIALS			4.42
AEROSPACE & DEFENSE
1,750	HONEYWELL INT’L INC.	131,863
		131,863	1.39

AIR FREIGHT & LOGISTICS
500	UNITED PARCEL SERVICE INC. B	42,950
		42,950	0.45

COMMERCIAL SERVICES & SUPPLIES
7,000	PITNEY BOWES INC.	104,020
		104,020	1.10

INDUSTRIAL CONGLOMERATES
6,000	GENERAL ELECTRIC CO.	138,720
		138,720	1.47

INFORMATION TECHNOLOGY			4.69
COMMUNICATIONS EQUIPMENT
7,500	CISCO SYSTEMS INC.	156,825
7,500	NOKIA CORP. ADR A	24,600
		181,425	1.92

IT SERVICES
1,500	AUTOMATIC DATA PROCESSING INC.	97,530
		97,530	1.03

SOFTWARE
5,750	MICROSOFT CORP.	164,508
		164,508	1.74

MATERIALS			1.56
CHEMICALS
3,000	DUPONT DE NEMOURS & CO.	147,480
		147,480	1.56

POLLUTION/WASTE MGMT
4,000	WASTE MANAGEMENT INC.	156,840
		156,840	1.66

TELECOMMUNICATION SERVICES			5.69
DIVERSIFIED TELECOM. SERVICES
4,750	AT&T INC.	174,278

4,500	VERIZON COMMUNICATIONS INC.	221,175
		395,453	4.18

WIRELESS TELECOM. SERVICES
5,000	VODAFONE GROUP PLC	142,050
		142,050	1.50

UTILITIES			5.94
ELECTRIC UTILITIES
2,000	DUKE ENERGY CORP.	145,180
		145,180	1.54

MULTI-UTILITIES
2,500	DOMINION RESOURCES INC.	145,450
4,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	137,360
4,500	XCEL ENERGY INC.	133,650
		416,460	4.41

TOTAL COMMON STOCK (Cost: $3,533,468)		4,370,325	46.23

CORPORATE BOND
CONSUMER DISCRETIONARY			5.88
HOTELS, RESTAURANTS & LEISURE
100,000	INT’L GAME TECHNOLOGY 7.50% 06/15/19	119,376
100,000	WYNDHAM WORLDWIDE 2.95% 03/01/17	102,906
100,000	WYNN LAS VEGAS LLC 7.75% 08/15/20	112,125
		334,406	3.54

HOUSEHOLD DURABLES
100,000	MDC HOLDINGS INC. 5.375% 12/15/14	107,256
100,000	WHIRLPOOL CORP. 6.50% 06/15/16	114,367
		221,623	2.34

ENERGY			2.34
ENERGY EQUIPMENT & SERVICES
100,000	SESI LLC 6.375% 05/01/19	107,500
100,000	WEATHERFORD BERMUDA 6.00% 03/15/18	114,073
		221,573	2.34

FINANCIALS			14.67
CAPITAL MARKETS
95,000	GOLDMAN SACHS GROUP 5.00% 10/01/14	100,570
100,000	JANUS CAPITAL GROUP INC. 6.70% 06/15/17	114,472
100,000	JEFFERIES GROUP INC. 5.125% 04/13/18	109,000
100,000	MORGAN STANLEY 09/30/17 FLOAT	101,239
		425,280	4.50

CONSUMER FINANCE
106,000	HSBC 11/10/13 FLOAT	107,434
		107,434	1.14

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 7.75% 01/15/16	104,125
100,000	NASDAQ OMX GROUP 5.25% 01/16/18	109,513
		213,638	2.26

INSURANCE
100,000	AMERICAN INT’L GROUP 4.25% 09/15/14	104,747
115,000	GENWORTH FINANCIAL INC. 8.625% 12/15/16	138,814
100,000	PRUDENTIAL FINANCIAL INC. 11/02/20 FLOAT	107,897
		351,457	3.72

REAL ESTATE INVESTMENT TRUSTS
50,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	52,780
105,000	HOSPITALITY PROPERTIES TRUST 6.70% 01/15/18	120,251
100,000	PROLOGIS 6.25% 03/15/17	115,836
		288,867	3.06

HEALTH CARE			3.46
HEALTH CARE PROVIDERS & SERVICES
100,000	SENIOR HOUSING PROPERTIES TRUST 4.30% 01/15/16	104,633
		104,633	1.11

LIFE SCIENCES TOOLS & SERVICES
100,000	LIFE TECHNOLOGIES CORP. 6.00% 03/01/20	112,194
		112,194	1.19

PHARMACEUTICALS
100,000	HOSPIRA INC. 6.40% 05/15/15	110,068
		110,068	1.16

INDUSTRIALS			7.03
AIRLINES
50,000	SOUTHWEST AIRLINES CO. 5.25% 10/01/14	52,840
		52,840	0.56

BUILDING PRODUCTS
104,000	MASCO CORP. 4.80% 06/15/15	109,514
115,000	OWENS CORNING INC. 9.00% 06/15/19	147,342
		256,856	2.72

MACHINERY
100,000	CNH AMERICA LLC 7.25% 01/15/16	111,750
100,000	HARSCO CORP. 5.75% 05/15/18	110,972
115,000	JOY GLOBAL INC. 6.00% 11/15/16	132,473
		355,195	3.76

INFORMATION TECHNOLOGY			5.82
COMMUNICATIONS EQUIPMENT
100,000	MOTOROLA SOLUTIONS INC. 6.00% 11/15/17	117,048
		117,048	1.24

COMPUTERS & PERIPHERALS
80,000	LEXMARK INT’L INC. 6.65% 06/01/18	89,377
		89,377	0.95

ELECTRONIC EQUIPMENT & INSTRUMENTS
102,000	ARROW ELECTRONICS INC. 6.875% 06/01/18	119,671
100,000	INGRAM MICRO INC. 5.25% 09/01/17	109,164
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	115,125
		343,960	3.64

MATERIALS			4.08
METALS & MINING
50,000	ARCELORMITTAL USA INC. 6.50% 04/15/14	52,297
50,000	COMMERCIAL METALS CO. 7.35% 08/15/18	55,500
150,000	RELIANCE STEEL & ALUMINUM 6.20% 11/15/16	167,234
		275,032	2.91

PAPER & FOREST PRODUCTS
100,000	DOMTAR CORP. 7.125% 08/15/15	111,107
		111,107	1.18

TELECOMMUNICATION SERVICES			1.75
DIVERSIFIED TELECOM. SERVICES
157,906	BELLSOUTH TELECOM. 6.30% 12/15/15	165,200
		165,200	1.75

UTILITIES			2.26
ELECTRIC UTILITIES
95,000	CLEVELAND ELECTRIC ILLUMINATING 5.70% 04/01/17	107,629
		107,629	1.14

MULTI-UTILITIES
100,000	OGE ENERGY CORP. 5.00% 11/15/14	105,575
		105,575	1.12

TOTAL CORPORATE BOND (Cost: $4,320,057)		4,470,991	47.30

PREFERRED STOCK
FINANCIALS			1.35
DIVERSIFIED FINANCIAL SERVICES
2,000	BANK OF AMERICA 7.25% PFD	51,540
		51,540	0.55

INSURANCE
3,000	METLIFE INC. 6.50% PFD	76,020
		76,020	0.80

TOTAL PREFERRED STOCK (Cost: $125,000)		127,560	1.35

SHORT TERM INVESTMENTS
MONEY MARKET			4.72
446,516	UMB MONEY MARKET FIDUCIARY	446,516
		446,516	4.72

TOTAL SHORT TERM INVESTMENTS (Cost: $446,516)		446,516	4.72

TOTAL INVESTMENT IN SECURITIES (Cost: $8,425,041)		9,415,392	99.60

OTHER ASSETS LESS LIABILITIES		38,210	0.40

TOTAL NET ASSETS		9,453,602	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Balanced Fund

Schedule of Investments (Unaudited)

as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			9.75
HOTELS, RESTAURANTS & LEISURE
2,250	MCDONALD’S CORP.	224,303
		224,303	2.19

MEDIA
4,000	WALT DISNEY CO.	227,200
		227,200	2.22

SPECIALTY RETAIL
4,000	CONN’S INC. *	143,600
1,850	O’REILLY AUTOMOTIVE INC. *	189,718
		333,318	3.26

TEXTILES, APPAREL & LUXURY GOODS
2,000	PVH CORP.	213,620
		213,620	2.09

CONSUMER STAPLES			5.76
BEVERAGES
3,000	COCA-COLA CO.	121,320
		121,320	1.18

FOOD & STAPLES RETAILING
3,750	CVS CAREMARK CORP.	206,213
3,500	WAL-MART STORES INC.	261,905
		468,118	4.57

ENERGY			12.28
ENERGY EQUIPMENT & SERVICES
6,000	HALLIBURTON CO.	242,460
6,500	HELIX ENERGY SOLUTIONS GROUP INC. *	148,720
3,000	HORNBECK OFFSHORE SERVICES INC. *	139,380
3,250	NATIONAL OILWELL VARCO INC.	229,938
3,000	OIL STATES INT’L INC. *	244,710
5,000	TIDEWATER INC.	252,500
		1,257,708	12.28

FINANCIALS			6.63
COMMERCIAL BANKS
8,000	EAST WEST BANCORP INC.	205,360
		205,360	2.01

CONSUMER FINANCE
3,500	AMERICAN EXPRESS CO.	236,110
		236,110	2.31

DIVERSIFIED FINANCIAL SERVICES
5,000	JPMORGAN CHASE & CO.	237,300
		237,300	2.32

INDUSTRIALS			29.57
AIR FREIGHT & LOGISTICS
2,250	UNITED PARCEL SERVICE INC. B	193,275
		193,275	1.89

COMMERCIAL SERVICES & SUPPLIES
3,000	TEAM INC. *	123,210
		123,210	1.20

CONSTRUCTION & ENGINEERING
5,000	CHICAGO BRIDGE & IRON CO. N.V.	310,500
		310,500	3.03

INDUSTRIAL CONGLOMERATES
10,000	GENERAL ELECTRIC CO.	231,200
		231,200	2.26

MACHINERY
2,000	CUMMINS INC.	231,620
8,000	NAVISTAR INT’L CORP. *	276,560
2,000	WABTEC CORP.	204,220
5,000	XYLEM INC.	137,800
		850,200	8.30

MARINE
3,250	KIRBY CORP. *	249,600
		249,600	2.44

ROAD & RAIL
10,500	CSX CORP.	258,615
2,500	GENESEE & WYOMING INC. *	232,775
2,100	KANSAS CITY SOUTHERN	232,890
		724,280	7.07

TRADING COMPANIES & DISTRIBUTORS
2,050	DXP ENTERPRISES INC. *	153,135
4,250	TAL INT’L GROUP INC.	192,568
		345,703	3.38

INFORMATION TECHNOLOGY			6.98
COMMUNICATIONS EQUIPMENT
3,750	QUALCOMM INC.	251,063
		251,063	2.45

COMPUTERS & PERIPHERALS
1,000	INT’L BUSINESS MACHINES CORP.	213,300
		213,300	2.08

SOFTWARE
8,750	MICROSOFT CORP.	250,338
		250,338	2.45

TOTAL COMMON STOCK (Cost: $5,386,615)		7,267,023	70.98

CORPORATE BOND
CONSUMER DISCRETIONARY			3.36
AUTO COMPONENTS
100,000	BORGWARNER INC. 8.00% 10/01/19	130,441
87,640	LEAR CORP. 7.875% 03/15/18	95,089
		225,530	2.20

MEDIA
100,000	WASHINGTON POST CO. 7.25% 02/01/19	118,906
		118,906	1.16

ENERGY			1.67
OIL, GAS & CONSUMABLE FUELS
150,000	PEABODY ENERGY CORP. 7.375% 11/01/16	171,000
		171,000	1.67

FINANCIALS			13.69
CAPITAL MARKETS
150,000	CHARLES SCHWAB CORP. 6.375% 09/01/17	182,207
100,000	JEFFERIES GROUP INC. 5.50% 03/15/16	108,500
161,000	MORGAN STANLEY 07/01/14 FLOAT	163,784
		454,490	4.44

CONSUMER FINANCE
150,000	FORD MOTOR CREDIT CO. 7.00% 04/15/15	165,516
155,000	HOUSEHOLD FINANCE CO. 09/15/13 FLOAT	156,996
		322,513	3.15

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 8.00% 01/15/18	107,000
150,000	NASDAQ OMX GROUP 5.25% 01/16/18	164,270
		271,270	2.65

INSURANCE
100,000	HARTFORD LIFE GLOBAL FUND 06/16/14 FLOAT	99,942
		99,942	0.98

REAL ESTATE INVESTMENT TRUSTS
140,000	HEALTH CARE REIT INC. 3.625% 03/15/16	148,328
100,000	HOSPITALITY PROPERTIES TRUST 7.875% 08/15/14	105,559
		253,887	2.48

HEALTH CARE			1.10
LIFE SCIENCES TOOLS & SERVICES
100,000	LIFE TECHNOLOGIES CORP. 6.00% 03/01/20	112,194
		112,194	1.10

INDUSTRIALS			1.14
MACHINERY
100,000	CASE NEW HOLLAND INC. 7.875% 12/01/17	117,000
		117,000	1.14

INFORMATION TECHNOLOGY			4.48
COMPUTERS & PERIPHERALS
150,000	SEAGATE TECHNOLOGY 6.80% 10/01/16	169,500
		169,500	1.66

ELECTRONIC EQUIPMENT & INSTRUMENTS
100,000	JABIL CIRCUIT INC. 7.75% 07/15/16	115,125
		115,125	1.12

IT SERVICES
150,000	COMPUTER SCIENCES CORP. 6.50% 03/15/18	173,943
		173,943	1.70

MATERIALS			2.18
CHEMICALS
105,000	ALBEMARLE CORP. 5.10% 02/01/15	112,190
		112,190	1.10

METALS & MINING
100,000	COMMERCIAL METALS CO. 7.35% 08/15/18	111,000
		111,000	1.08

UTILITIES			0.28
INDEPENDENT POWER PRODUCERS & TRADERS
26,255	RELIANT ENERGY MID ATL 9.237% 07/02/17	28,947
		28,947	0.28

TOTAL CORPORATE BOND (Cost: $2,713,013)		2,857,436	27.91

PREFERRED STOCK
FINANCIALS			1.00
DIVERSIFIED FINANCIAL SERVICES
4,000	BANK OF AMERICA 8.20% PFD	101,920
		101,920	1.00

TOTAL PREFERRED STOCK (Cost: $100,000)	101,920	0.99

TOTAL INVESTMENT IN SECURITIES (Cost: $8,199,628)	10,226,379	99.88

OTHER ASSETS LESS LIABILITIES	12,079	0.12

TOTAL NET ASSETS	10,238,458	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			16.50
DISTRIBUTORS
1,000	GENUINE PARTS CO.	78,000
		78,000	1.55

HOTELS, RESTAURANTS & LEISURE
2,000	MCDONALD’S CORP.	199,380
		199,380	3.96

HOUSEHOLD DURABLES
1,350	BED BATH & BEYOND INC. *	86,967
		86,967	1.73

MEDIA
3,250	TIME WARNER INC.	187,265
		187,265	3.72

MULTILINE RETAIL
2,000	TARGET CORP.	136,900
		136,900	2.72

SPECIALTY RETAIL
3,750	LOWE’S COMPANIES, INC.	142,200
		142,200	2.82

CONSUMER STAPLES			22.48
BEVERAGES
5,120	COCA-COLA CO.	207,053
		207,053	4.11

FOOD & STAPLES RETAILING
5,500	SYSCO CORP.	193,435
2,950	WAL-MART STORES INC.	220,749
		414,184	8.23

FOOD PRODUCTS
1,500	KRAFT FOODS GROUP INC.	77,295
2,700	MONDELEZ INT’L INC.	82,647
1,000	POST HOLDINGS INC. *	42,930
		202,872	4.03

HOUSEHOLD PRODUCTS
2,500	PROCTER & GAMBLE CO.	192,650
1,300	THE CLOROX CO.	115,089
		307,739	6.11

ENERGY			3.76
OIL, GAS & CONSUMABLE FUELS
2,100	EXXON MOBIL CORP.	189,231
		189,231	3.76

FINANCIALS			13.27
CAPITAL MARKETS
3,825	LEGG MASON INC.	122,974
		122,974	2.44

COMMERCIAL BANKS
3,250	WELLS FARGO & CO.	120,218
		120,218	2.39

INSURANCE
2,400	AMERICAN INT’L GROUP INC. *	93,168
2,000	BERKSHIRE HATHAWAY INC. B *	208,400
3,250	METLIFE INC.	123,565
		425,133	8.44

HEALTH CARE			6.94
HEALTH CARE PROVIDERS & SERVICES
2,000	CARDINAL HEALTH INC.	83,240
		83,240	1.65

PHARMACEUTICALS
1,500	ABBOTT LABORATORIES	52,980
2,615	JOHNSON & JOHNSON	213,201
		266,181	5.29

INDUSTRIALS			19.71
AEROSPACE & DEFENSE
2,000	HONEYWELL INT’L INC.	150,700
		150,700	2.99

AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	98,200
1,200	UNITED PARCEL SERVICE INC. B	103,080
		201,280	4.00

INDUSTRIAL CONGLOMERATES
9,200	GENERAL ELECTRIC CO.	212,704
		212,704	4.22

MACHINERY
1,250	DEERE & CO.	107,475
2,350	ILLINOIS TOOL WORKS INC.	143,209
1,025	SPX CORP.	80,934
1,700	TIMKEN CO.	96,186
		427,804	8.50

INFORMATION TECHNOLOGY			17.51
COMMUNICATIONS EQUIPMENT
6,500	CISCO SYSTEMS INC.	135,915
		135,915	2.70

COMPUTERS & PERIPHERALS
200	APPLE INC.	88,526
1,085	INT’L BUSINESS MACHINES CORP.	231,431
		319,957	6.35

IT SERVICES
220	MASTERCARD INC.	119,049
		119,049	2.36

SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.	122,360
		122,360	2.43

SOFTWARE
6,450	MICROSOFT CORP.	184,535
		184,535	3.66

TOTAL COMMON STOCK (Cost: $3,878,890)		5,043,838	100.17

TOTAL INVESTMENT IN SECURITIES (Cost: $3,878,890)		5,043,838	100.17

OTHER ASSETS LESS LIABILITIES		(8,451)	(0.17)

TOTAL NET ASSETS		5,035,387	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			24.27
AUTO COMPONENTS
13,000	DANA HOLDING CORP.	231,790
5,300	LEAR CORP.	290,811
		522,601	8.69

SPECIALTY RETAIL
8,300	GAMESTOP CORP. A	232,151
2,000	O’REILLY AUTOMOTIVE INC. *	205,100
7,300	PENSKE AUTOMOTIVE GROUP INC.	243,528
		680,779	11.32

TEXTILES, APPAREL & LUXURY GOODS
2,400	PVH CORP.	256,344
		256,344	4.26

CONSUMER STAPLES			2.26
BEVERAGES
2,900	DR PEPPER SNAPPLE GROUP INC.	136,155
		136,155	2.26

ENERGY			24.50
ENERGY EQUIPMENT & SERVICES
9,800	HELIX ENERGY SOLUTIONS GROUP INC. *	224,224
23,000	ION GEOPHYSICAL CORP. *	156,630
3,500	LUFKIN INDUSTRIES INC.	232,365
10,000	MITCHAM INDUSTRIES INC. *	169,200
4,700	TIDEWATER INC.	237,350
		1,019,769	16.96

OIL, GAS & CONSUMABLE FUELS
12,000	ARCH COAL INC.	65,160
9,000	CHESAPEAKE ENERGY CORP.	183,690
11,000	DENBURY RESOURCES INC. *	205,150
		454,000	7.55

FINANCIALS			3.01
COMMERCIAL BANKS
9,000	CATHAY GENERAL BANCORP	181,080
		181,080	3.01

INDUSTRIALS			42.34
COMMERCIAL SERVICES & SUPPLIES
3,500	COPART INC. *	119,980
		119,980	1.99

CONSTRUCTION & ENGINEERING
5,000	CHICAGO BRIDGE & IRON CO. N.V.	310,500
6,000	KBR INC.	192,480
		502,980	8.36

MACHINERY
2,000	GRACO INC.	116,060
3,000	JOY GLOBAL INC.	178,560
10,500	NAVISTAR INT’L CORP. *	362,985
2,400	WABTEC CORP.	245,064
4,400	XYLEM INC.	121,264
		1,023,933	17.02

ROAD & RAIL
4,000	GENESEE & WYOMING INC. *	372,440
2,900	KANSAS CITY SOUTHERN	321,610
3,600	LANDSTAR SYSTEM INC.	205,524
		899,574	14.96

MATERIALS			3.90
CHEMICALS
3,000	H.B. FULLER CO.	117,240
		117,240	1.95

METALS & MINING
7,400	COMMERCIAL METALS CO.	117,290
		117,290	1.95

TOTAL COMMON STOCK (Cost: $4,205,039)		6,031,725	100.29

TOTAL INVESTMENT IN SECURITIES (Cost: $4,205,039)		6,031,725	100.29

OTHER ASSETS LESS LIABILITIES		(17,371)	(0.29)

TOTAL NET ASSETS		6,014,354	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund

Schedule of Investments (Unaudited)

as of March 31, 2013

Quantity or			% of Total
Principal	Description	Current $ Value **	NET Assets

COMMON STOCK
CONSUMER DISCRETIONARY			19.68
AUTO COMPONENTS
300,000	GENTHERM INC. *	4,914,000
		4,914,000	4.17

HOTELS, RESTAURANTS & LEISURE
254,285	BRAVO BRIO RESTAURANT GROUP INC. *	4,025,332
		4,025,332	3.42

SPECIALTY RETAIL
145,000	CONN’S INC. *	5,205,500
195,000	RUSH ENTERPRISES INC. *	4,703,400
195,000	SONIC AUTOMOTIVE INC.	4,321,200
		14,230,100	12.08

CONSUMER STAPLES			4.12
FOOD PRODUCTS
270,000	DARLING INT’L INC. *	4,849,200
		4,849,200	4.12

ENERGY			18.72
ENERGY EQUIPMENT & SERVICES
122,000	HORNBECK OFFSHORE SERVICES INC. *	5,668,120
265,000	MATRIX SERVICE CO. *	3,948,500
266,000	MITCHAM INDUSTRIES INC. *	4,500,720
102,479	NATURAL GAS SERVICES GROUP *	1,973,746
635,000	NORTH AMERICAN ENERGY PARTNERS INC. *	2,882,900
440,000	PARKER DRILLING CO. *	1,883,200
		20,857,186	17.71

OIL, GAS & CONSUMABLE FUELS
654,500	INFINITY ENERGY RESOURCES INC. *	1,184,645
		1,184,645	1.01

FINANCIALS			8.76
COMMERCIAL BANKS
250,000	BBCN BANCORP INC.	3,265,000
170,000	EAST WEST BANCORP INC.	4,363,900
		7,628,900	6.48

CONSUMER FINANCE
126,000	EZCORP INC. A *	2,683,800
		2,683,800	2.28

HEALTH CARE			3.60
HEALTH CARE EQUIPMENT & SUPPLIES
290,000	ROCHESTER MEDICAL CORP. *	4,239,800
		4,239,800	3.60

INDUSTRIALS			39.54
BUILDING PRODUCTS
165,595	INSTEEL INDUSTRIES INC.	2,702,510
		2,702,510	2.30

COMMERCIAL SERVICES & SUPPLIES
165,000	MOBILE MINI INC. *	4,855,950
102,000	TEAM INC. *	4,189,140
		9,045,090	7.68

CONSTRUCTION & ENGINEERING
405,000	FURMANITE CORP. *	2,709,450
		2,709,450	2.30

MACHINERY
105,000	NAVISTAR INT’L CORP. *	3,629,850
		3,629,850	3.08

MARINE
72,000	KIRBY CORP. *	5,529,600
		5,529,600	4.70

ROAD & RAIL
176,000	SAIA INC. *	6,365,920
845,000	VITRAN CORP. INC. *	5,171,400
		11,537,320	9.80

TRADING COMPANIES & DISTRIBUTORS
83,000	DXP ENTERPRISES INC. *	6,200,100
115,000	TAL INT’L GROUP INC.	5,210,650
		11,410,750	9.69

MATERIALS			1.80
METALS & MINING
130,000	SUNCOKE ENERGY INC. *	2,122,900
		2,122,900	1.80

TELECOMMUNICATION SERVICES			3.59
DIVERSIFIED TELECOM. SERVICES
385,000	PREMIERE GLOBAL SERVICES INC. *	4,231,150
		4,231,150	3.59

TOTAL COMMON STOCK (Cost: $68,107,854)		117,531,582	99.81

SHORT TERM INVESTMENTS
MONEY MARKET			0.45
524,581	UMB MONEY MARKET FIDUCIARY	524,581
		524,581	0.45

TOTAL SHORT TERM INVESTMENTS (Cost: $524,581)		524,581	0.45

TOTAL INVESTMENT IN SECURITIES (Cost: $68,632,434)		118,056,163	100.26

OTHER ASSETS LESS LIABILITIES		(304,563)	(0.26)

TOTAL NET ASSETS		117,751,600	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement. Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Debt securities with a maturity less than 60 days are valued on an amortized cost basis, which approximates fair value.  In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board of Directors. In conducting its assessment and analysis for purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors to validate the quotations and prices are representative of fair value, including examining the source and nature of the quotations.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investment securities and cash and cash equivalents as of March 31, 2013:

	Government Securities Fund	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Energy	$29,705	$165,275	$1,257,708	$189,231	$1,473,769	$22,041,830
Materials	—	304,320	—	—	234,530	2,122,900
Industrials	19,136	417,552	3,027,968	992,488	2,546,467	46,564,570
Consumer Discretionary	39,876	630,973	998,440	830,712	1,459,724	23,169,432
Consumer Staples	91,950	770,757	589,437	1,131,847	136,155	4,849,200
Health Care	33,343	538,843	—	349,421	—	4,239,800
Financials	—	—	678,770	668,324	181,080	10,312,700
Information Technology	35,762	443,462	714,700	881,815	—	—
Telecommunication Services	36,690	537,503	—	—	—	4,231,150
Utilities	100,066	561,640	—	—	—	—

Preferred Stock
Financials	—	127,560	101,920	—	—	—
Level 1 Total	386,528	4,497,885	7,368,943	5,043,838	6,031,725	117,531,582

Level 2 - Other significant observable inputs
Bonds and notes
Corporate Bonds	—	4,470,991	2,857,436	—	—	—
U.S. Government Fixed Income Securities	1,738,865	—	—	—	—	—
Short Term Investments
Money Market	—	446,516	—	—	—	524,581

Level 2 Total	1,738,865	4,917,507	2,857,436	—	—	524,581

Level 3 - Significant unobservable inputs	—	—	—	—	—	—

Total Investments	$2,125,393	$9,415,392	$10,226,379	$5,043,838	$6,031,725	$118,056,163

Equity securities (common and preferred stock) that are actively traded and market priced are classified as Level 1 securities. All fixed income securities are classified as Level 2 securities and are valued using either amortized cost or the matrix pricing approach. The Funds had no Level 3 holdings during the period ended March 31, 2013. In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) 2010-06, “Improving Disclosures about Fair Value Measurements,” which amended Accounting Standard Codification 820 (“Topic 820”) and required entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2013, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Barbara A. Kelley
Chief Financial Officer

Date:	May 30, 2013